Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Schedule of reconciliation of the calculation of basic and diluted earnings (loss) per share
A reconciliation of the calculation of basic and diluted earnings (loss) per share is as follows:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands, except per share data)
Numerator:
Net income (loss)	$(119,341)	$(42,504)	$4,373
Less: Allocation of earnings to preference shares—basic	—	—	(274)
Net income (loss) attributable to ordinary shareholders—basic	(119,341)	(42,504)	4,099
Add: Reallocation of earnings to ordinary shares	—	—	14
Net income (loss) attributable to ordinary shareholders—diluted	$(119,341)	$(42,504)	$4,113
Denominator:
Weighted-average ordinary shares outstanding—basic	231,184	222,224	182,773
Effect of potentially dilutive shares:
Share options and RSUs	—	—	10,708
Weighted-average ordinary shares outstanding—diluted	231,184	222,224	193,481
Net income (loss) per share attributable to ordinary shareholders:
Basic net income (loss) per share	$(0.52)	$(0.19)	$0.02
Diluted net income (loss) per share	$(0.52)	$(0.19)	$0.02